ORGANIZATION (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	May 15, 2013	Dec. 31, 2012	May 16, 2013 New Residential Spin-Off	May 15, 2013 New Residential Spin-Off	Dec. 31, 2013 Manager	Dec. 31, 2012 Manager
REIT Distribution Threshold for Nontaxation	90.00%
Cash & Cash Equivalents					$ 181,582
Shares held by Fortress and affiliates in Newcastle	6,400,000
Stock Options outstanding	30,542,553		13,409,275			27,492,983	9,685,338
Share price	$ 5.74	$ 12.33		$ 5.79